Revenue by Categories (Tables)	6 Months Ended
Jun. 30, 2025
Revenue by Categories [Abstract]
Schedule of Revenue Generated from Different Revenue Streams

The following table summarizes the revenue generated from different revenue streams:

	For the Six Months Ended June 30,
	2025	2024

Cloud mining solutions	147,980	158,526
BTC self-mining revenue	32,357	111,130
Sales of mining equipment	11,275	828
Hosting services and others	1,827	3,348
Total revenues	193,439	273,832

Schedule of Revenue Generated from Different Continents

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	For the Six Months Ended June 30,
	2025		2024
	Amount	%	Amount	%

Africa	60,488	38%	*	*
Asia	39,913	25%	43,903	27%
North America	32,556	20%	80,917	50%
Oceania	22,866	14%	*	*
Europe	2,338	1%	33,224	20%
Others	2,921	2%	4,658	3%
Total revenues (i)	161,082	100%	162,702	100%
*	Less than 1%
(i)	Total revenue excludes Bitcoin self-mining revenue.

Schedule of Revenue Recognized from Receipt of Digital Assets

The amount of revenue recognized from receipt of digital assets and receipt of US dollars is presented separately as following:

	For the Six Months Ended June 30,
	2025	2024

Revenue recognized in digital assets payment	191,195	273,832
Revenue recognized in US dollars payment	2,244	-
Total revenues	193,439	273,832